Employee Benefits - Compensation Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrecognized compensation costs
Total unrecognized compensation expense related to novested share-based arrangements	$ 193	$ 283
Weighted average period	2 years 4 months 17 days
Total fair value of shares vested	$ 388	358
Recognized compensation costs
Total stock-based compensation expense	204	335	$ 324
Total income tax benefit recognized for share-based arrangements	$ 71	$ 113	$ 101